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                                                          PROSPECTUS SUPPLEMENT

                                                          June 30, 2004

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Supplement dated
June 30, 2004 to
the Prospectus dated
April 30, 2004 of:

EQUITY GROWTH PORTFOLIO
FOCUS EQUITY PORTFOLIO

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Morgan Stanley Institutional Fund, Inc.


The first paragraph of the section of the Prospectus titled "Portfolio Management--Equity Growth Portfolio" is hereby replaced by the following:

     The Portfolio's assets are managed within the U.S. Growth Team. Current members of the team include Dennis Lynch, Managing Director of the Adviser, David Cohen, Executive Director of the Adviser, and Sam Chainani, Vice President of the Adviser.

The second paragraph of the section of the Prospectus titled "Portfolio Management--Focus Equity Portfolio" is hereby replaced by the following:

     The Portfolio's assets are managed within the U.S. Growth Team. Current members of the team include Dennis Lynch, Managing Director of the Adviser, David Cohen, Executive Director of the Adviser, and Sam Chainani, Vice President of the Adviser.

                            PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.